Financial assets at fair value through profit or loss - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,487	€ 6,301
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Fair value	8,251
Financial assets at fair value through profit or loss | Level 1
Financial assets at fair value through profit or loss
Fair value	4,749
Financial assets at fair value through profit or loss | Level 2
Financial assets at fair value through profit or loss
Fair value	3,502
Financial assets held for trading
Financial assets at fair value through profit or loss
Fair value	6,487
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Fair value	1,244
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Fair value	1,030
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Fair value	147
Individual amount limit to be included in other related parties	50
Securities lending
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 1,090	€ 1,398